Utility Plant (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Net Utility Plant

Net utility plant as of December 31, 2012 and 2011 was as follows (thousands of dollars):

December 31,	2012	2011
Gas plant:
Storage	$20,503	$20,496
Transmission	301,505	295,103
Distribution	4,224,560	4,048,078
General	310,936	291,639
Other	161,996	155,734

	5,019,500	4,811,050
Less: accumulated depreciation	(1,750,795)	(1,638,091)
Acquisition adjustments, net	911	1,091
Construction work in progress	74,178	44,894

Net utility plant	$3,343,794	$3,218,944

Schedule of Depreciation and Amortization Expense	Depreciation and amortization expense on gas plant was as follows (thousands of dollars):

	2012	2011	2010
Depreciation and amortization expense	$182,612	$172,712	$167,050

Schedule of Rental Payments and Current Term Expiration Dates

The table below presents the rental payments and the current term expiration dates, although both leases have optional renewal terms available.

	2013	2014	2015	2016	2017
(In thousands)
Corporate headquarters (expires in 2017)	$2,140	$2,190	$2,270	$2,343	$1,194
Phoenix administrative offices (expires in 2014)	1,446	243	—	—	—

Schedule of Rental Payments for Operating Leases

The table below presents Southwest rental payments and NPL lease payments that are included in operating expenses for all operating leases (in thousands):

	2012	2011	2010
Southwest Gas	$7,762	$7,812	$7,585
NPL	24,054	19,017	11,780

Consolidated rental payments/lease expense	$31,816	$26,829	$19,365

Schedule of Future Minimum Lease Payments for Operating Leases

The following is a schedule of future minimum lease payments for significant non-cancelable operating leases (with initial or remaining terms in excess of one year) as of December 31, 2012 (thousands of dollars):

Year Ending December 31,
2013	$6,757
2014	4,304
2015	3,181
2016	2,510
2017	1,238
Thereafter	61

Total minimum lease payments	$18,051